INCOME TAXES - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 460,005
REE Automotive UK Limited
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	643
REE Automotive USA Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	864
REE Automotive Japan K.K.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 84